Marketable Securities - Summary of Marketable Securities (Detail) € in Thousands	Jun. 30, 2020 EUR (€)
Disclosure detailed information about marketable securities [Line Items]
Marketable securities	€ 230,958
Carrying amount [member]
Disclosure detailed information about marketable securities [Line Items]
Marketable securities	230,958
Fair value [member]
Disclosure detailed information about marketable securities [Line Items]
Marketable securities	230,944
U.S. Treasury Bills [member] | Carrying amount [member]
Disclosure detailed information about marketable securities [Line Items]
Marketable securities	208,334
U.S. Treasury Bills [member] | Fair value [member]
Disclosure detailed information about marketable securities [Line Items]
Marketable securities	208,330
Commercial Papers [member] | Carrying amount [member]
Disclosure detailed information about marketable securities [Line Items]
Marketable securities	22,624
Commercial Papers [member] | Fair value [member]
Disclosure detailed information about marketable securities [Line Items]
Marketable securities	€ 22,614